UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported) January 31, 2017

Commission File Number of securitizer: None.

Central Index Key Number of securitizer: 0001541486

J.G. Wentworth S.S.C. Limited Partnership1

(Exact name of securitizer as specified in its charter)

Stephen Kirkwood, General Counsel, (484) 434-2350

Name and telephone number, including area code of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1 J.G. Wentworth S.S.C. Limited Partnership, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securitizations organized by it and outstanding during the reporting period in the structured settlement, lottery and annuity deferred payment asset class.

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 31, 2017

J.G. WENTWORTH S.S.C. LIMITED PARTNERSHIP (Securitizer)

By:	/s/ Roger Gasper
	Name:	Roger Gasper
	Title:	Executive Vice President and
CFO of General Partner